Annual Fund Operating Expenses (Disciplined Diversification Trust)	12 Months Ended
May 01, 2011
Series I, Disciplined Diversification Trust
Operating Expenses:
Share Class	Series I
Management fee	0.73%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.14%
Total fund operating expenses	0.92%
Series II, Disciplined Diversification Trust
Operating Expenses:
Share Class	Series II
Management fee	0.73%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.14%
Total fund operating expenses	1.12%
Series NAV, Disciplined Diversification Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.73%
Distribution and service (12b-1) fees	none
Other Expenses	0.14%
Total fund operating expenses	0.87%